Financial Risk Management - Schedule of Company's Revenue (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Company's Revenue [Abstract]
Exposure to credit risk	RM 8,599,904	$ 2,120,292	RM 9,237,203
Customer A [Member]
Schedule of Company's Revenue [Abstract]
Exposure to credit risk	4,751,449	1,171,462	5,235,428
Customer B [Member]
Schedule of Company's Revenue [Abstract]
Exposure to credit risk	2,759,985	680,470	3,094,611
Customer C [Member]
Schedule of Company's Revenue [Abstract]
Exposure to credit risk	RM 1,088,470	$ 268,360	RM 907,164